UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to December 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

December 31, 2007

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report
December 31, 2007 (unaudited)

January 25, 2008

Dear Shareholder:

Performance Summary
1/1/07 – 12/31/07

Fund and Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	2.61%
Merrill Lynch Global High Yield Constrained Index[2]	1.93%

Market Review: Credit fundamentals remain sound

Although the high yield market posted positive returns for the 12 months ended December 2007, the period was one of contrasts. Initially, a solid economic backdrop, strong credit fundamentals, and growing demand for yield all contributed to the market's strength. However, concerns over sub-prime mortgages, tougher credit conditions, and shelved leveraged buyout deals weighed heavily on the market during the summer months, resulting in a significant sell off. Finally, in response to the Federal Reserve's reduction in interest rates, the market rallied considerably and liquidity improved along with the pace of the new issue volume. More recently, momentum has again slowed amidst liquidity headlines and their potential to cause additional market volatility.

All told, the Merrill Lynch Global High Yield Constrained Index benchmark posted returns of 1.93% for the year. Lower rated securities lagged the broader market with a return of .43%, while higher quality BB and B outperformed, returning 3.25% and 3.58%, respectively. The average yield spread between high yield bonds and Treasury securities widened 284 basis points to +587 after reaching historical lows (+252) in June.

Against this more volatile backdrop, credit fundamentals (apart from the homebuilding sector) have remained sound. Defaults, reported by Moody's Investor Services at 0.85% for December, continue to hover near ten-year lows. However, Merrill Lynch's Distress Ratio continues to rise and, at 8.7% in December, points to rising defaults in 2008.

While progress was made on the new issue calendar during the fourth quarter, technical concerns relating to approximately $230 billion supply of bonds and loans continue to weigh on the market.

Strategic Review and Market Outlook: Expecting volatile earnings and slower growth

For the annual period ended December 31, 2007, the Fund returned 2.61%, as compared to 1.93% for the Merrill Lynch Global High Yield Constrained Index.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Leading contributors to performance included an overweight to B rated securities, and underweights to finance, banks and real estate development. Additionally, superior sector and security selection in diversified capital goods, printing-publishing, media-cable, and integrated telecommunications also contributed to performance. The leading detractors from performance included exposure to CCC rated securities, as well as holdings in restaurants, autos, and homebuilders.

In addition to core holdings in the more defensive industries (healthcare, energy, and utilities), we remain relatively constructive on several issuers in the industrial space — particularly those with international end markets. In contrast, given the high energy prices and weak housing data, we are cautious with respect to consumer-driven industries and have sought to limit exposures to those sectors. On the ratings front, we have been adding to positions in higher quality credits and using periods of market strength to pare back exposures in riskier names.

In our opinion, the risk of sub-prime contagion to other sectors of the economy still remains and will be the primary driver of performance in 2008. While we still view the recent market weakness as mainly liquidity-driven, the longer this environment persists, the more likely it is to impact fundamentals. Balance sheets are strong and credit fundamentals, outside of the housing sector, appear intact. We believe, however, that earnings are likely to be volatile and growth will be slower in the year ahead. Furthermore, while new issuance has been well–received and we expect the new issue calendar to be well-managed, the continuing supply overhang may cap returns in the near-term. Consequently, portfolio strategy will be opportunistic in nature — paring back riskier issuers where possible, adding selectively to higher quality credits in the secondary market, and taking advantage of new issue opportunities in the coming months.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

methods; these risks are generally heightened for emerging-market investments. The Fund may include a greater degree of risk than other funds that invest in larger, more–developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Comparison of Change in Value of $3 Million Investment in the
Credit Suisse Global High Yield Fund1 and the Merrill Lynch
Global High Yield Constrained Index2 for Ten Years.

Average Annual Returns as of December 31, 20071

1 Year	5 Years	10 Years	Since Inception
2.61%	11.12%	4.65%	6.82%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Index performance began on January 1, 1998. Investors cannot invest directly in an index.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2007

Actual Fund Return
Beginning Account Value 7/1/07	$1,000.00
Ending Account Value 12/31/07	$983.80
Expenses Paid per $1,000*	$3.50
Hypothetical 5% Fund Return
Beginning Account Value 7/1/07	$1,000.00
Ending Account Value 12/31/07	$1,021.68
Expenses Paid per $1,000*	$3.57
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.7%
BB	18.6%
B	48.1%
C	0.1%
CC	0.8%
CCC	20.6%
D	0.1%
NR	0.9%
Subtotal	90.9%
Short-Term Investment	9.1%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global High Yield Fund

Schedule of Investments

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (78.1%)
Aerospace & Defense (1.6%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$25,438
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)§	(B, B3)	11/01/13	6.875	75,000
125	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	125,312
100	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡	(B-, Caa1)	04/01/17	9.750	99,750
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+, Ba3)	07/15/13	6.125	49,375
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	121,250
125	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	127,500
					623,625
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B, Caa1)	11/01/10	11.000	78,375
Auto Loans (3.6%)
100	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	92,316
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	212,672
310	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	259,261
150	Ford Motor Credit Co., Notes§	(B, B1)	06/16/08	6.625	147,831
325	General Motors Acceptance Corp., Global Notes	(BB+, Ba3)	12/01/14	6.750	262,468
350	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba3)	12/15/11	6.000	293,784
100	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)§	(B+, B3)	12/15/14	9.500	102,750
					1,371,082
Auto Parts & Equipment (1.3%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(B, B2)	12/01/11	9.000	76,500
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(BB, Ba3)	03/01/17	7.875	68,062
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	159,750
33	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 12/01/09 @ $104.31)§	(B, Ba3)	12/01/11	8.625	34,568
75	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	70,125
75	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	66,750
					475,755

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (2.1%)
$175	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	$130,812
485	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	392,850
300	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	261,000
					784,662
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	117,813
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	57,563
Building & Construction (1.2%)
100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	64,500
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)	(B+, B1)	04/15/12	8.375	75,750
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(B+, Ba3)	01/15/16	6.250	68,500
125	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	109,375
75	Standard Pacific Corp., Global Senior Notes§	(BB-, Ba3)	08/15/15	7.000	49,875
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#§	(C, Caa1)	04/01/11	9.250	21,750
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(CC, Caa3)	03/15/15	6.625	26,000
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B-, Caa2)	12/15/12	7.625	45,000
					460,750
Building Materials (1.3%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	77,000
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	94,250
75	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	77,625
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/08 @ $102.25)	(B-, B1)	11/01/11	9.000	76,500
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	60,375
125	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	97,500
					483,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals (2.5%)
$225	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	$212,625
100	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	84,500
110	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡§	(CCC+, Caa2)	12/01/16	11.500	95,700
100	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	92,500
100	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, Ba1)	12/01/16	7.875	108,500
100	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	92,500
75	PolyOne Corp., Senior Notes§	(B+, B1)	05/01/12	8.875	76,687
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(BB-, B2)	08/15/14	9.000	100,000
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	98,250
					961,262
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	65,250
Consumer Products (1.3%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, Caa1)	10/01/12	0.000	151,375
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	114,375
100	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	104,500
50	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	43,250
75	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	75,187
					488,687
Consumer/Commercial/Lease Financing (0.3%)
125	Residential Capital LLC, Company Guaranteed Notes#	(BB+, Ba3)	02/22/11	7.500	78,438
75	Residential Capital LLC, Company Guaranteed Notes§#	(BB+, Ba3)	06/01/12	8.000	46,500
					124,938

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods (2.5%)
$125	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡	(BB-, Ba2)	06/15/17	6.875	$124,375
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	125,625
75	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B, B3)	06/01/17	7.375	67,406
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	149,250
100	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	98,250
100	SPX Corp., Rule 144A, Senior Notes	(BB, Ba2)	12/15/14	7.625	102,125
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, B3)	08/15/14	10.000	97,000
100	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	97,000
77	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	75,460
					936,491
Diversified Telecommunication Services (0.2%)
75	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $102.00)#	(CCC, Caa2)	06/01/13	8.124	76,500
Electric - Generation (4.2%)
75	AES Corp., Rule 144A, Senior Notes‡§	(B, B1)	10/15/17	8.000	77,062
175	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	177,187
125	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	06/01/15	7.500	117,500
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	05/01/16	8.375	245,625
150	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	148,125
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	267,345
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	171,062
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	73,313
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	73,313
225	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	223,875
					1,574,407

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Integrated (1.7%)
$100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	$100,750
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	92,250
450	Texas Competitive Electric Holdings Company LLC, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	447,750
					640,750
Electronics (2.2%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B, B1)	05/15/13	7.750	141,938
36	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	35,119
275	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(B-, B2)	12/15/14	8.875	246,812
57	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	59,066
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	109,375
75	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	66,844
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	85,500
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/09 @ $102.63)	(B-, Caa1)	01/15/11	10.500	100,000
					844,654
Energy - Exploration & Production (3.2%)
75	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	68,063
276	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba3)	01/15/16	6.875	274,620
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	119,687
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)	(B+, B1)	05/01/14	7.750	102,000
125	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B, B3)	06/01/16	9.000	130,000
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	158,625
150	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	150,750
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B+, Ba3)	03/15/15	6.375	98,000
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	126,250
					1,227,995

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Environmental (1.1%)
$250	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	$250,625
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	171,500
					422,125
Food & Drug Retailers (1.3%)
100	Albertson's LLC, Senior Notes	(B, B1)	05/01/13	7.250	102,764
175	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	158,812
75	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 12/01/08 @ $101.37)§	(B, B3)	12/01/11	8.875	76,500
60	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC+, Caa1)	12/15/15	9.375	50,100
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)§	(B+, B2)	04/15/15	7.750	24,250
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	74,438
					486,864
Food - Wholesale (0.7%)
75	Dole Food Co., Debentures§#	(B-, Caa1)	07/15/13	8.750	69,375
25	Dole Food Company, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $102.22)§	(B-, Caa1)	03/15/11	8.875	23,250
75	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	71,625
100	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	97,250
					261,500
Forestry & Paper (2.8%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	145,875
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	121,250
175	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	173,250
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	73,313
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	99,250
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	75,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$50	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	$51,875
225	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B-, B3)	07/01/12	8.375	224,437
100	Verso Paper Holdings LLC/ Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	101,500
					1,066,500
Gaming (4.1%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	67,125
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	94,750
24	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	23,280
60	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	52,350
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(CCC+, Caa1)	06/01/12	8.125	65,750
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00)§	(B, B3)	11/15/10	12.000	104,500
125	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	116,875
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B2)	10/15/10	9.500	71,250
25	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC, Caa2)	01/15/11	9.750	17,125
100	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡§	(BB+, Ba1)	11/15/15	8.500	101,000
175	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	174,125
225	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	223,313
100	MGM Mirage, Inc., Global Company Guaranteed Notes§	(BB, Ba2)	04/01/13	6.750	97,500
175	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)§	(CC, Caa3)	12/15/14	9.625	112,000
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B, Caa1)	06/01/15	8.500	95,781
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	102,500
50	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)§	(BBB-, Ba2)	12/01/14	6.625	49,375
					1,568,599

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution (2.2%)
$125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	$121,875
225	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	232,026
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	104,000
25	Williams Companies, Inc., Global Senior Unsecured Notes	(BB+, Baa3)	03/15/12	8.125	27,344
325	Williams Partners LP, Company Guaranteed Notes	(BBB-, Ba3)	02/01/17	7.250	336,375
					821,620
Health Services (5.3%)
75	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B-, Caa1)	11/01/15	9.875	76,312
175	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B-, B3)	07/15/15	8.875	179,156
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	75,563
225	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	236,812
225	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	191,250
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	286,000
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	105,000
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)§	(CCC+, B3)	06/15/14	8.750	75,375
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	74,250
75	Senior Housing Properties Trust, Senior Notes	(BB+, Ba1)	01/15/12	8.625	79,875
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	50,813
50	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	50,500
75	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	70,875
250	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	239,375
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	50,250
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	50,750
100	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	96,750
					1,988,906

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Hotels (0.7%)
$250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	$247,500
Household & Leisure Products (0.1%)
50	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+, B2)	01/15/14	7.875	46,500
Leisure (0.6%)
79	Bally Total Fitness Holding Corp., Secured Notes (Callable 07/15/08 @ $106.50)§	(NR, NR)	07/15/11	13.000	78,149
75	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC-, Caa2)	04/15/13	9.750	56,625
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa2)	06/01/14	9.625	111,375
					246,149
Machinery (0.5%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	103,500
75	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	76,313
					179,813
Media - Broadcast (2.0%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/08 @ $102.58)	(B-, B1)	12/15/12	7.750	74,625
100	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)§	(CCC+, B3)	08/15/14	10.500	103,625
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	102,625
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa1)	01/15/13	11.493	98,625
100	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	96,000
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	103,375
115	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡	(CCC+, B3)	03/15/15	9.750	105,369
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	71,625
					755,869

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (3.9%)
$150	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	$141,750
225	CCH I Holdings LLC, Global Company Guaranteed Notes§	(CCC, Caa3)	04/01/14	9.920	133,031
300	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa2)	10/01/15	11.000	246,000
125	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa1)	09/15/10	10.250	122,500
83	Charter Communications Holdings LLC, Senior Discount Notes§	(CCC, Ca)	04/01/11	9.920	61,627
175	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+, B2)	04/15/12	6.750	168,219
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(B+, B2)	04/01/11	7.625	35,088
125	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)§	(BB-, Ba3)	03/15/13	8.375	130,625
175	EchoStar DBS Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	10/01/14	6.625	174,562
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	44,562
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)	(B-, B3)	02/15/11	7.875	69,094
25	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/08 @ $101.58)	(B-, B3)	01/15/13	9.500	23,344
135	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡§	(CCC+, Caa1)	01/15/15	10.500	130,444
					1,480,846
Media - Services (0.4%)
100	Lamar Media Corp., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $103.31)‡	(B, Ba3)	08/15/15	6.625	97,750
100	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	64,500
					162,250
Metals & Mining - Excluding Steel (1.9%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	84,000
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	20,375
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	185,937
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	188,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel
$150	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	8.738	$126,750
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	128,750
					733,937
Non-Food & Drug Retailers (2.6%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, B3)	02/15/12	9.000	95,500
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	66,750
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	93,750
95	Claire's Stores, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/11 @ $104.81)‡§	(CCC+, Caa1)	06/01/15	9.625	61,750
75	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, Caa1)	06/01/12	8.375	44,250
100	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba3)	10/01/12	8.000	104,625
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	23,875
175	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	161,437
125	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	130,781
89	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B, B3)	12/15/13	10.625	92,560
50	Susser Holdings LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)	(B, B3)	12/15/13	10.625	52,000
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(CCC+, B3)	02/15/15	8.500	46,313
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	23,000
					996,591
Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	183,094

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (0.7%)
$100	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	$101,000
50	Key Energy Services, Inc., Rule 144A, Senior Notes (Callable 12/01/11 @ $104.19)§	(B, B1)	12/01/14	8.375	51,375
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	103,250
					255,625
Oil Refining & Marketing (0.3%)
100	Tesoro Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.25)	(BB+, Ba1)	06/01/17	6.500	99,500
Packaging (2.4%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)§	(BB, Ba1)	03/15/18	6.625	74,625
75	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	77,062
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	88,000
90	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(B, B3)	09/15/14	8.875	85,950
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/08 @ $103.67)§	(CCC, Caa2)	12/01/12	11.000	75,500
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)§	(B, B1)	11/15/15	7.750	72,450
25	Crown Cork & Seal Company, Inc., Debentures Notes (Callable 04/15/08 @ $101.91)	(B, B2)	04/15/23	8.000	23,875
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	115,625
25	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	26,063
75	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	76,688
75	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)	(CCC, Caa1)	09/01/09	11.125	62,250
0	Pliant Corp., Global Secured Notes (Callable 06/15/08 @ $105.81)[1]	(B, NR)	06/15/09	11.625	130
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	129,750
					907,968
Printing & Publishing (2.1%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes§	(CCC-, Caa2)	05/01/09	10.250	64,219
25	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B2)	11/15/13	8.000	23,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B+, B2)	11/15/16	8.000	$138,375
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
50	R. H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	46,500
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	225,000
125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	112,500
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	47,000
100	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	84,250
60	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	53,775
					795,244
Restaurants (0.4%)
29	AmeriKing, Inc., Senior Notesø^	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø^	(NR, NR)	05/15/08	13.000	0
150	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§	(D, Ca)	11/01/14	12.500	57,750
50	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	48,313
50	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡§	(CCC+, Caa1)	06/15/15	10.000	36,750
					142,813
Software/Services (1.4%)
200	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B-, B3)	09/24/15	9.875	186,250
250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	256,875
100	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	101,930
					545,055
Steel Producers/Products (0.8%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(B+, B1)	06/15/12	7.750	101,000
110	PNA Group, Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B-, B3)	09/01/16	10.750	103,950
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	100,500
					305,450

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services (4.1%)
$125	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)§	(B-, B3)	02/01/15	8.500	$127,187
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡§	(B, B1)	08/15/16	9.000	66,750
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	50,438
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	77,625
150	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	152,812
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)§	(B, B3)	01/01/16	6.625	71,344
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)#	(CCC+, Caa1)	05/15/13	10.670	101,500
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)§	(CCC+, B3)	05/15/12	9.625	77,062
75	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	69,375
25	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	22,438
100	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(BB-, B1)	05/01/15	6.875	91,500
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	92,500
125	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	68,750
150	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	135,000
50	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	53,563
105	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	107,100
125	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B3)	02/15/14	7.000	105,312
100	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	95,750
					1,566,006

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Fixed Line (1.0%)
$250	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	9.150	$211,875
100	Paetec Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	98,000
50	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	51,375
					361,250
Telecom - Integrated/Services (2.3%)
150	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	147,000
50	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	48,688
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	51,875
75	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	76,312
25	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	25,375
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	125,312
240	Qwest Corp., Global Senior Notes	(BBB-, Ba1)	06/15/15	7.625	245,400
25	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	26,000
125	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	131,875
					877,837
Telecom - Wireless (1.1%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	79,125
150	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	141,375
125	MetroPCS Wireless, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $104.63)	(CCC, Caa1)	11/01/14	9.250	118,125
75	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC, Caa2)	06/01/13	8.500	78,000
					416,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.3%)
$100	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	$100,250
Theaters & Entertainment (0.4%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	141,750
TOTAL CORPORATE BONDS (Cost $31,430,945)					29,557,845
FOREIGN BONDS (11.0%)
Chemicals (0.8%)
150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	121,875
200	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	179,000
					300,875
Electronics (0.8%)
75	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	78,844
50	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(CCC+, Caa1)	12/01/15	11.875	53,687
75	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B-, B3)	10/15/15	9.500	68,906
125	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB, Ba3)	10/15/14	7.875	119,375
					320,812
Energy - Exploration & Production (0.5%)
175	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	174,125
Forestry & Paper (0.7%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	117,750
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	40,625
100	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	95,500
					253,875

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Gaming (0.6%)
$150	Codere Finance Luxembourg SA, Senior Notes (Callable 06/15/10 @ $104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	$213,277
Leisure (0.2%)
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#§	(CCC+, B3)	07/15/14	10.625	74,906
Media - Cable (1.5%)
175	Unity Media GmbH, Rule 144A, Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	268,012
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	288,886
					556,898
Media - Diversified (0.3%)
125	Quebecor Media, Inc., Rule 144A, Notes (Canada)‡	(B, B2)	03/15/16	7.750	120,625
Metals & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0
Oil Refining & Marketing (0.2%)
50	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	46,813
25	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	23,000
					69,813
Packaging (0.2%)
60	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(B+, B2)	03/01/15	7.875	90,355
Pharmaceuticals (0.2%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	74,250
Printing & Publishing (0.1%)
75	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(CCC-, Caa3)	01/15/15	9.750	56,719
Support - Services (0.8%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	66,000
150	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/08 @ $102.00) (Netherlands)#‡	(B-, B2)	05/01/15	10.357	222,597
					288,597

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecom - Integrated/Services (2.8%)
$150	BCM Ireland Finance, Rule 144A, Company Guaranteed Notes (Callable 08/15/08 @ $101.00) (Ireland)‡#	(B-, B3)	08/15/16	9.575	$217,663
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	183,750
100	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	10.993	94,750
25	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa1)	11/01/13	6.500	18,313
375	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	389,062
100	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	10.107	149,129
					1,052,667
Telecommunication Equipment (0.2%)
75	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.493	73,500
Textiles & Apparel (0.7%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	273,403
Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	152,812
TOTAL FOREIGN BONDS (Cost $4,599,249)					4,147,509
Number of Shares
COMMON STOCKS (0.3%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^				0
588	Safelite Realty Corp.*^				4,704
					4,704
Electric - Integrated (0.3%)
2,648	Mirant Corp.*§				103,219
TOTAL COMMON STOCKS (Cost $62,936)					107,923
WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*^‡ (Cost $0)				0
SHORT-TERM INVESTMENTS (37.3%)
10,767,383	State Street Navigator Prime Portfolio§§				10,767,383

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2007

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$3,368	State Street Bank and Trust Co. Euro Time Deposit	01/02/08	3.100	$3,368,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,135,383)				14,135,383
TOTAL INVESTMENTS AT VALUE (126.7%) (Cost $50,228,513)				47,948,660
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.7%)				(10,112,554)
NET ASSETS (100.0%)				$37,836,106

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $6,332,673 or 16.7% of net assets.

+  Step Bond — The interest rate stated is as of December 31, 2007 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate shown is the rate as of December 31, 2007.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Assets and Liabilities
December 31, 2007

Assets
Investments at value, including collateral for securities on loan of $10,767,383 (Cost $50,228,513) (Note 2)	$47,948,660[1]
Cash	820
Foreign currency at value (cost $752)	765
Interest receivable	760,013
Receivable for fund shares sold	18,001
Receivable from investment adviser (Note 3)	8,626
Prepaid expenses and other assets	24,381
Total Assets	48,761,266
Liabilities
Administrative services fee payable (Note 3)	935
Payable upon return of securities loaned (Note 2)	10,767,383
Dividend payable	50,216
Unrealized depreciation on forward currency contracts (Note 2)	47,741
Payable for fund shares redeemed	24,444
Directors' fee payable	804
Other accrued expenses payable	33,637
Total Liabilities	10,925,160
Net Assets
Capital stock, $0.001 par value (Note 6)	3,952
Paid-in capital (Note 6)	85,563,868
Accumulated net investment loss	(319,301)
Accumulated net realized loss on investments, swaps contracts and foreign currency transactions	(45,085,200)
Net unrealized depreciation on investments and foreign currency translations	(2,327,213)
Net Assets	$37,836,106
Shares outstanding	3,951,605
Net asset value, offering price, and redemption price per share	$9.57

1  Including $10,546,209 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Operations
For the Year Ended December 31, 2007

Investment Income (Note 2)
Interest	$3,317,035
Dividends	183
Securities lending	51,403
Total investment income	3,368,621
Expenses
Investment advisory fees (Note 3)	269,742
Administrative services fees (Note 3)	55,138
Printing fees (Note 3)	34,028
Registration fees	22,533
Audit and tax fees	21,523
Directors' fees	21,298
Legal fees	19,913
Interest expense (Note 4)	15,871
Custodian fees	11,561
Transfer agent fees	4,428
Insurance expense	1,237
Commitment fees (Note 4)	953
Total expenses	478,225
Less: fees waived (Note 3)	(208,202)
Net expenses	270,023
Net investment income	3,098,598
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	19,439
Net realized loss from swap contracts	(8,182)
Net realized loss from foreign currency transactions	(99,021)
Net change in unrealized appreciation (depreciation) from investments	(1,817,717)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(48,071)
Net realized and unrealized loss from investments, swap contracts and foreign currency related items	(1,953,552)
Net increase in net assets resulting from operations	$1,145,046

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From Operations
Net investment income	$3,098,598	$2,588,580
Net realized loss from investments, swap contracts and foreign currency transactions	(87,764)	(82,309)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(1,865,788)	1,100,903
Net increase in net assets resulting from operations	1,145,046	3,607,174
From Dividends
Dividends from net investment income	(3,262,980)	(2,672,679)
Net decrease in net assets resulting from dividends	(3,262,980)	(2,672,679)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	10,229,579	19,283,338
Reinvestment of dividends	3,102,612	2,568,174
Net asset value of shares redeemed	(17,489,646)	(7,922,561)
Net increase (decrease) in net assets from capital share transactions	(4,157,455)	13,928,951
Net increase (decrease) in net assets	(6,275,389)	14,863,446
Net Assets
Beginning of year	44,111,495	29,248,049
End of year	$37,836,106	$44,111,495
Accumulated net investment loss	$(319,301)	$(452,568)

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Financial Highlights
(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,			For the Period September 1, 2004 to	For the Year Ended August 31,
	2007	2006	2005	December 31, 2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$10.19	$9.96	$10.65	$10.38	$10.26	$9.90
INVESTMENT OPERATIONS
Net investment income (loss)	0.85	0.79	0.81	0.31	1.01	1.14
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.57)	0.19	(0.55)	0.55	0.72	0.41
Total from investment operations	0.28	0.98	0.26	0.86	1.73	1.55
LESS DIVIDENDS
Dividends from net investment income	(0.90)	(0.75)	(0.95)	(0.59)	(1.61)	(1.19)
Net asset value, end of period	$9.57	$10.19	$9.96	$10.65	$10.38	$10.26
Total return[2]	2.61%	10.21%	2.58%	8.43%	18.27%	16.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$37,836	$44,111	$29,248	$34,842	$32,675	$26,729
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%[3]	0.70%	0.70%
Ratio of net investment income to average net assets	8.04%	7.52%	7.96%	8.30%[3]	8.74%	10.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.54%	0.61%	0.68%	0.91%[3]	0.95%	0.40%
Portfolio turnover rate	46%	69%	71%	5%	30%	56%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements
December 31, 2007

Note 1. Organization

The Credit Suisse Global High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although the Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse") , an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Gain/(Loss)
British Pound	01/09/08	£(150,000)	$(301,493)	$(298,514)	$2,979
European Economic Unit	01/09/08	€(1,075,000)	(1,521,243)	(1,571,963)	(50,720)
			$(1,822,736)	$(1,870,477)	$(47,741)

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

the year ended December 31, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $550,276, of which $487,218 was rebated to borrowers (brokers). The Fund retained $51,403 in income from the cash collateral investment, and SSB, as lending agent, was paid $11,655. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the year ended December 31, 2007, investment advisory fees earned and voluntarily waived

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 3. Transactions with Affiliates and Related Parties

were $269,742 and $208,202, respectively. Credit Suisse will not recapture from the Fund any fees it waived or reimbursed during the fiscal year ended December 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $55,138.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2007, Merrill was paid $29,462 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2007, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2007, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,686,271	5.795%	$6,135,000

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $17,003,198 and $22,911,706, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Shares sold	1,002,345	1,919,076
Shares issued in reinvestment of dividends	310,686	256,608
Shares redeemed	(1,688,205)	(784,846)
Net increase (decrease)	(375,174)	1,390,838

On December 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	84%

Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2007 and 2006, respectively, for the Fund were as follows:

Ordinary Income
2007	2006
$3,262,980	$2,672,679

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds, mark to market on forwards, current year post-October loss deferral and unused capital loss carryforwards.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 7. Federal Income Taxes

At December 31, 2007, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$27,184
Accumulated net realized loss	(44,934,835)
Unrealized depreciation	(2,635,396)
Deferral of post-October capital losses	(188,667)
$(47,731,714)

At December 31, 2007, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2009	2010	2011	2012	2013	2014	2015
$9,989,083	$24,516,347	$5,397,886	$2,626,651	$940,567	$1,166,759	$297,542

During the tax year ended December 31, 2007, the Fund had $1,857,162 of capital loss carryforwards expire.

It is uncertain that the Fund will realize the full benefit of these losses prior to expiration.

At December 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were: $50,584,436, $483,788, $(3,119,564) and $(2,635,776), respectively.

At December 31, 2007, the Fund reclassified $297,649 to accumulated net investment loss and $1,559,513 to accumulated net realized loss from investments, adjusting paid-in capital for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, swap income, defaulted bonds and expired capital loss carryforwards. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended December 31, 2007, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Global High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global High Yield Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global High Yield Fund, Inc., (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 25, 2008

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Global High Yield Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.09% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was slightly below the median of the Fund's Expense Group and the actual expense ratio of the Fund was below the median of its Peer Group.

•  The Fund's performance for all periods was above the median of its Performance Universe and consistently outperformed an index of comparable funds compiled by Lipper Inc.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited)

Name, Address and (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	35	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	28	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	28	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director Since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	35	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	28	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Global High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-AR-1207

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport. Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2006 and December 31, 2007.

	2006	2007

Audit Fees	$15,168	$15,623

Audit-Related Fees(1)	$3,245	$3,340

Tax Fees(2)	$2,515	$2,590

All Other Fees	—	—

Total	$20,928	$21,553

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 for 2006 and $3,340 for 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007.

2

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2006 and December 31, 2007 were $5,760 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 6, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 6, 2008

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